Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 15,229,965	$ 7,805,859
Accounts receivable, net	472,442	503,820
Inventories	1,938,867	1,990,925
Other current assets	2,702,047	3,639,417
Total current assets	20,343,321	13,940,021
Non-current assets
Property and equipment	1,037,240	2,653,810
Operating lease right of use assets	487,120	907,418
Intangible assets	151,434	351,212
Other non-current assets	11,950,000	11,950,000
Total non-current assets	13,625,794	15,862,440
Total assets	33,969,115	29,802,461
Current liabilities
Short-term financial liabilities, net	1,863,563	3,694,936
Accounts payable	1,327,232	4,076,540
Operating lease liabilities	368,077	620,095
Deferred revenue	2,887,522	2,129,152
Accrued expenses and other current liabilities	4,470,101	3,868,532
Total current liabilities	10,916,495	14,389,255
Non-current liabilities
Long-term financial liabilities, net	105,943,088	82,116,160
Operating lease liabilities, net of current portion	26,991	135,715
Employee benefit liabilities	383,884	249,215
Total non-current liabilities	106,353,963	82,501,090
Total liabilities	117,270,458	96,890,345
Commitments and contingencies (Note 12)
Stockholders’ equity
Common stock	8,727	8,604
Treasury shares	(1,843,077)	(367,632)
Share premium	127,970,421	121,762,359
Accumulated other comprehensive loss	(7,557,999)	(7,557,999)
Accumulated deficit	(201,879,415)	(180,933,216)
Total stockholders’ equity	(83,301,343)	(67,087,884)
Total liabilities and stockholders’ equity	$ 33,969,115	$ 29,802,461